                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0261

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Exchange Fund performed during the annual period. This report includes the fund's financial statements and a list of fund investments as of December 31, 2003.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500 Index from 12/31/93 through 12/31/03.
(LINE GRAPH)

                                                                  VAN KAMPEN EXCHANGE FUND                S&P 500 INDEX
                                                                  ------------------------                -------------
12/93                                                                     10000.00                          10000.00
                                                                           9644.00                           9620.77
                                                                           9785.00                           9661.28
                                                                          10403.00                          10133.60
12/94                                                                     10480.00                          10132.00
                                                                          11796.00                          11118.60
                                                                          13192.00                          12180.00
                                                                          13550.00                          13147.90
12/95                                                                     13933.00                          13939.40
                                                                          14657.00                          14687.60
                                                                          15372.00                          15346.80
                                                                          16652.00                          15821.20
12/96                                                                     18978.00                          17140.00
                                                                          19415.00                          17599.70
                                                                          21743.00                          20672.00
                                                                          24152.00                          22220.30
12/97                                                                     22628.00                          22858.40
                                                                          25637.00                          26047.00
                                                                          25379.00                          26907.20
                                                                          25247.00                          24230.70
12/98                                                                     29272.00                          29391.10
                                                                          29578.00                          30855.40
                                                                          31152.00                          33030.20
                                                                          30637.00                          30967.70
12/99                                                                     32696.00                          35575.40
                                                                          39079.00                          36391.10
                                                                          42581.00                          35424.60
                                                                          36168.00                          35081.40
12/00                                                                     35494.00                          32336.50
                                                                          31475.00                          28502.80
                                                                          33147.00                          30171.00
                                                                          29818.00                          25742.40
12/01                                                                     33374.00                          28493.00
                                                                          34129.00                          28571.30
                                                                          28393.00                          24743.50
                                                                          23358.00                          20468.80
12/02                                                                     24874.00                          22195.90
                                                                          24453.00                          21496.90
                                                                          27030.00                          24805.90
                                                                          27898.00                          25462.30
12/03                                                                     31451.00                          28562.70

Index data source: Bloomberg

AVERAGE ANNUAL TOTAL RETURNS

-----------------------------------------
                             W/O SALES
AVERAGE ANNUAL                CHARGES
TOTAL RETURNS              since 12/16/76

Since Inception               12.50%

10-year                       12.14

5-year                         1.45

1-year                        26.44
-----------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund units, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a partner would pay on fund distributions or the redemption of fund units. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
COMMON STOCKS  98.9%
AEROSPACE & DEFENSE  0.6%
Honeywell International, Inc. ..............................   12,528   $   418,811
                                                                        -----------

ALUMINUM  0.8%
Alcan, Inc. (Canada)........................................   10,774       505,839
                                                                        -----------

AUTO PARTS & EQUIPMENT  0.4%
Dana Corp. .................................................   13,677       250,973
                                                                        -----------

COMPUTER HARDWARE  2.1%
International Business Machines Corp. ......................   15,016     1,391,683
                                                                        -----------

CONSTRUCTION & ENGINEERING  0.8%
Fluor Corp. ................................................   12,831       508,621
                                                                        -----------

DIVERSIFIED BANKS  1.4%
HSBC Holdings Plc--ADR (United Kingdom).....................   11,434       901,228
                                                                        -----------

DIVERSIFIED METALS & MINING  0.4%
Massey Energy Corp. ........................................   12,831       266,885
                                                                        -----------

FOREST PRODUCTS  0.7%
Louisiana-Pacific Corp. (a).................................   25,970       464,344
                                                                        -----------

HEALTH CARE DISTRIBUTORS  0.2%
Cardinal Health, Inc. ......................................    1,867       114,186
                                                                        -----------
HEALTH CARE EQUIPMENT  0.5%
Baxter International, Inc. .................................   10,000       305,200
Edwards Lifesciences Corp. (a)..............................    1,000        30,080
                                                                        -----------
                                                                            335,280
                                                                        -----------
HEALTH CARE SERVICES  0.3%
Medco Health Solutions, Inc. (a)............................    6,075       206,489
                                                                        -----------

INDUSTRIAL GASES  7.1%
Air Products & Chemicals, Inc. .............................   89,021     4,702,979
                                                                        -----------

INDUSTRIAL MACHINERY  1.2%
SPX Corp. (a)...............................................   13,648       802,639
                                                                        -----------

 2                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
xINTEGRATED OIL & GAS  9.6%
Amerada Hess Corp. .........................................   21,200   $ 1,127,204
BP Plc--ADR (United Kingdom)................................   33,876     1,671,781
Exxon Mobil Corp. ..........................................   86,639     3,552,199
                                                                        -----------
                                                                          6,351,184
                                                                        -----------
MULTI-LINE INSURANCE  4.2%
American International Group, Inc. .........................   41,688     2,763,081
                                                                        -----------

OFFICE SERVICES & SUPPLIES  1.5%
IKON Office Solutions, Inc. ................................   86,993     1,031,737
                                                                        -----------

OIL & GAS DRILLING  0.1%
Transocean, Inc. (a)........................................    3,113        74,743
                                                                        -----------

OIL & GAS EQUIPMENT & SERVICES  3.7%
Baker Hughes, Inc. .........................................   25,634       824,389
Halliburton Co. ............................................   30,320       788,320
Schlumberger Ltd. ..........................................   16,080       879,898
                                                                        -----------
                                                                          2,492,607
                                                                        -----------
OIL & GAS EXPLORATION & PRODUCTION  2.4%
Apache Corp. ...............................................   13,173     1,068,330
Kerr-McGee Corp. ...........................................   10,900       506,741
                                                                        -----------
                                                                          1,575,071
                                                                        -----------
PACKAGED FOODS  4.4%
McCormick & Co., Inc. ......................................   96,518     2,905,192
                                                                        -----------

PAPER PRODUCTS  1.7%
Georgia-Pacific Corp. ......................................   37,376     1,146,322
                                                                        -----------

PHARMACEUTICALS  31.0%
Johnson & Johnson...........................................   78,636     4,062,336
Merck & Co., Inc. ..........................................   50,376     2,327,371
Pfizer, Inc. ...............................................  258,763     9,142,097
Schering-Plough Corp. ......................................  156,022     2,713,222
Wyeth.......................................................   56,000     2,377,200
                                                                        -----------
                                                                         20,622,226
                                                                        -----------
REAL ESTATE INVESTMENT TRUSTS  1.2%
Plum Creek Timber Co., Inc. ................................   25,602       779,581
                                                                        -----------

RESTAURANTS  0.1%
Luby's Cafeterias, Inc. (a).................................   13,367        49,324
                                                                        -----------

See Notes to Financial Statements                                              3

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                          MARKET
DESCRIPTION                                                   SHARES       VALUE
SEMICONDUCTORS  18.1%
Intel Corp. ................................................  374,407   $12,055,905
                                                                        -----------

SPECIALTY CHEMICALS  4.4%
International Flavors & Fragrances, Inc. ...................   49,712     1,735,943
Lubrizol Corp. .............................................   37,620     1,223,402
                                                                        -----------
                                                                          2,959,345
                                                                        -----------
TOTAL LONG-TERM INVESTMENTS  98.9%
  (Cost $6,915,732)..................................................    65,676,275

REPURCHASE AGREEMENT  1.2%
State Street Bank & Trust Co. ($788,000 par collateralized by U.S.
Government obligations in a pooled cash account, dated 12/31/03, to be sold on 01/02/04 at $788,037)
  (Cost $788,000)....................................................       788,000
                                                                        -----------

TOTAL INVESTMENTS  100.1%
  (Cost $7,703,732)..................................................    66,464,275
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)........................       (38,144)
                                                                        -----------

NET ASSETS  100.0%...................................................   $66,426,131
                                                                        ===========

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 4                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $7,703,732).........................  $66,464,275
Cash........................................................          350
Receivables:
  Dividends.................................................       90,163
  Interest..................................................           19
Other.......................................................       25,038
                                                              -----------
    Total Assets............................................   66,579,845
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       27,307
  Other Affiliates..........................................        3,772
Managing General Partners' Retirement Plan..................       79,547
Accrued Expenses............................................       43,088
                                                              -----------
    Total Liabilities.......................................      153,714
                                                              -----------
NET ASSETS..................................................  $66,426,131
                                                              ===========
NET ASSETS ARE COMPRISED OF:
198,010 units of limited partnership interest...............  $65,250,366
3,333 units of non-managing general partnership interest....    1,098,325
235 units of managing general partnership interest..........       77,440
                                                              -----------
NET ASSETS..................................................  $66,426,131
                                                              ===========
NET ASSET VALUE PER UNIT ($66,426,131 divided by 201,578
  units of partnership interest outstanding)................  $    329.53
                                                              ===========

See Notes to Financial Statements                                              5

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $9,004)......  $ 1,071,864
Interest....................................................        7,658
                                                              -----------
    Total Income............................................    1,079,522
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      294,120
Managing General Partners' Fees and Related Expenses........       32,772
Audit.......................................................       29,778
Shareholder Reports.........................................       28,549
Legal.......................................................       21,190
Custody.....................................................       11,103
Other.......................................................       41,864
                                                              -----------
    Total Expenses..........................................      459,376
    Less Credits Earned on Cash Balances....................          256
                                                              -----------
    Net Expenses............................................      459,120
                                                              -----------
NET INVESTMENT INCOME.......................................  $   620,402
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain on Investments as a result of partner
  in-kind redemptions.......................................  $ 3,543,670
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   48,834,218
  End of the Period.........................................   58,760,543
                                                              -----------
Net Unrealized Appreciation During the Period...............    9,926,325
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $13,469,995
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $14,090,397
                                                              ===========

 6                                             See Notes to Financial Statements

Statements of Changes in Net Assets

                                                           YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31, 2003   DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................     $   620,402        $    587,715
Net Realized Gain on Investments as a result of
  partner-in-kind redemptions.........................       3,543,670           7,450,777
Net Unrealized Appreciation/Depreciation During the
  Period..............................................       9,926,325         (27,980,358)
                                                           -----------        ------------
Change in Net Assets from Operations..................      14,090,397         (19,941,866)
Distributions from Net Investment Income..............        (266,042)           (289,544)
                                                           -----------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      13,824,355         (20,231,410)
                                                           -----------        ------------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds From Units Issued Through Dividend
  Reinvestment........................................          52,133              50,714
Cost of Units Repurchased.............................      (3,908,192)         (8,037,767)
                                                           -----------        ------------

NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS........................................      (3,856,059)         (7,987,053)
                                                           -----------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       9,968,296         (28,218,463)
NET ASSETS:
Beginning of the Period...............................      56,457,835          84,676,298
                                                           -----------        ------------
End of the Period.....................................     $66,426,131        $ 56,457,835
                                                           ===========        ============

CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment............             185                 163
Units Repurchased.....................................         (14,244)            (24,560)
                                                           -----------        ------------
  Decrease in Partnership Units Outstanding...........         (14,059)            (24,397)
                                                           ===========        ============

See Notes to Financial Statements                                              7

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31, (a)
                                             -----------------------------------------------
                                              2003      2002      2001      2000      1999
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $261.82   $352.77   $376.51   $348.41   $313.59
                                             -------   -------   -------   -------   -------
  Net Investment Income....................     2.99      2.60      2.40      1.85      1.77
  Net Realized and Unrealized Gain/Loss....    66.00    (92.27)   (24.86)    28.06     34.82
                                             -------   -------   -------   -------   -------
Total from Investment Operations...........    68.99    (89.67)   (22.46)    29.91     36.59
                                             -------   -------   -------   -------   -------
Less:
  Distributions from Net Investment
    Income.................................     1.28      1.28      1.28      1.28      1.28
  Distributions from Net Realized Gain.....      -0-       -0-       -0-       .53       .49
                                             -------   -------   -------   -------   -------
Total Distributions........................     1.28      1.28      1.28      1.81      1.77
                                             -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $329.53   $261.82   $352.77   $376.51   $348.41
                                             -------   -------   -------   -------   -------

Total Return (b)...........................   26.44%   -25.47%    -5.97%     8.56%    11.48%
Net Assets at End of the Period (In
  millions)................................  $  66.4   $  56.5   $  84.7   $  94.8   $  94.2
Ratio of Expenses to Average Net Assets....     .78%      .71%      .64%      .65%      .75%
Ratio of Net Investment Income to Average
  Net Assets...............................    1.05%      .85%      .68%      .45%      .53%
Portfolio Turnover.........................       0%        0%        0%        0%        0%

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

 8                                             See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $ 3,713,939
                                                              -----------
Gross tax unrealized appreciation...........................  $62,750,336
Gross tax unrealized depreciation...........................          -0-
                                                              -----------
Net tax unrealized appreciation on investments..............  $62,750,336
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Fund's custody fee was reduced by $256 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .50% based on the average daily net assets of the Fund.

    For the year ended December 31, 2003, the Fund recognized expenses of approximately $21,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $9,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which is reported as part of "Other" expense in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At December 31, 2003, Van Kampen Funds Inc. and Van Kampen Exchange Corp., as nonmanaging general partners of the Fund, owned 223 and 3,110 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $3,616,271, respectively.

5. NET ASSETS

At December 31, 2003, net assets include the following:

Net paid in capital on units of beneficial interest.........  $ 7,665,588
Net unrealized appreciation on investments..................   58,760,543
                                                              -----------
Total net assets............................................  $66,426,131
                                                              ===========

REPORT OF INDEPENDENT AUDITORS

To the Partners of Van Kampen Exchange Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Exchange Fund, a California Limited Partnership (the "Fund"), including the portfolio of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the periods ended prior to December 31, 2000, were audited by other auditors whose report, dated February 10, 2000, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Exchange Fund as of December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 6, 2004

MANAGING GENERAL PARTNERS AND
IMPORTANT ADDRESSES
VAN KAMPEN EXCHANGE FUND
(A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

MANAGING GENERAL PARTNERS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Managing General Partners and the Fund's officers appointed by the Managing General Partners. The tables below list the managing general partners and executive officers of the Fund and their principal occupations during the last five years, other directorships held by the managing general partners and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Managing General Partners serve one year terms or until their successors are duly elected and qualified. Executive officers are annually elected by the managing general partners.

INDEPENDENT MANAGING GENERAL PARTNERS

                                                                                   NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                            TERM OF                                 COMPLEX
                                           OFFICE AND                              OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              BY MANAGING   OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)      GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS          PARTNER     GENERAL PARTNER
David C. Arch (58)            Managing     Managing    Chairman and Chief             88        Trustee/Director/Managing
Blistex Inc.                  General      General     Executive Officer of                     General Partner of funds
1800 Swift Drive              Partner      Partner     Blistex Inc., a consumer                 in the Fund Complex.
Oak Brook, IL 60523                        since 1998  health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Managing     Managing    Private investor.              86        Trustee/Director/Managing
1632 Morning Mountain Road    General      General     Co-founder, and prior to                 General Partner of funds
Raleigh, NC 27614             Partner      Partner     August 1996, Chairman,                   in the Fund Complex.
                                           since 2003  Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                   NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                            TERM OF                                 COMPLEX
                                           OFFICE AND                              OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              BY MANAGING   OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)      GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS          PARTNER     GENERAL PARTNER

Jerry D. Choate (65)          Managing     Managing    Prior to January 1999,         86        Trustee/Director/Managing
33971 Selva Road              General      General     Chairman and Chief                       General Partner of funds
Suite 130                     Partner      Partner     Executive Officer of the                 in the Fund Complex.
Dana Point, CA 92629                       since 2003  Allstate Corporation                     Director of Amgen Inc., a
                                                       ("Allstate") and Allstate                biotechnological company,
                                                       Insurance Company. Prior                 and Director of Valero
                                                       to January 1995,                         Energy Corporation, an
                                                       President and Chief                      independent refining
                                                       Executive Officer of                     company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

                                                                                   NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                            TERM OF                                 COMPLEX
                                           OFFICE AND                              OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              BY MANAGING   OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)      GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS          PARTNER     GENERAL PARTNER

Rod Dammeyer (63)             Managing     Managing    President of CAC, llc., a      88        Trustee/Director/Managing
CAC, llc.                     General      General     private company offering                 General Partner of funds
4350 LaJolla Village Drive    Partner      Partner     capital investment and                   in the Fund Complex.
Suite 980                                  since 1998  management advisory                      Director of Stericycle,
San Diego, CA 92122-6223                               services. Prior to July                  Inc., TheraSense, Inc.,
                                                       2000, Managing Partner of                Ventana Medical Systems,
                                                       Equity Group Corporate                   Inc., GATX Corporation
                                                       Investment (EGI), a                      and Trustee of The
                                                       company that makes                       Scripps Research
                                                       private investments in                   Institute and the
                                                       other companies.                         University of Chicago
                                                                                                Hospitals and Health
                                                                                                Systems. Prior to January
                                                                                                2004, Director of
                                                                                                TeleTech Holdings Inc.
                                                                                                and Arris Group, Inc.
                                                                                                Prior to May 2002,
                                                                                                Director of Peregrine
                                                                                                Systems Inc. Prior to
                                                                                                February 2001, Vice
                                                                                                Chairman and Director of
                                                                                                Anixter International,
                                                                                                Inc. and IMC Global Inc.
                                                                                                Prior to July 2000,
                                                                                                Director of Allied Riser
                                                                                                Communications Corp.,
                                                                                                Matria Healthcare Inc.,
                                                                                                Transmedia Networks,
                                                                                                Inc., CNA Surety, Corp.
                                                                                                and Grupo Azcarero Mexico
                                                                                                (GAM). Prior to April
                                                                                                1999, Director of Metal
                                                                                                Management, Inc.

                                                                                   NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                            TERM OF                                 COMPLEX
                                           OFFICE AND                              OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              BY MANAGING   OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)      GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS          PARTNER     GENERAL PARTNER

Linda Hutton Heagy (55)       Managing     Managing    Managing Partner of            86        Trustee/Director/Managing
Heidrick & Struggles          General      General     Heidrick & Struggles, an                 General Partner of funds
233 South Wacker Drive        Partner      Partner     executive search firm.                   in the Fund Complex.
Suite 7000                                 since 2003  Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Managing     Managing    Director and President of      86        Trustee/Director/Managing
11 DuPont Circle, N.W.        General      General     the German Marshall Fund                 General Partner of funds
Washington, D.C. 20016        Partner      Partner     of the United States, an                 in the Fund Complex.
                                           since 2003  independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Managing     Managing    Prior to 1998, President       88        Trustee/Director/Managing
736 North Western Avenue      General      General     and Chief Executive                      General Partner of funds
P.O. Box 317                  Partner      Partner     Officer of Pocklington                   in the Fund Complex.
Lake Forest, IL 60045                      since 1998  Corporation, Inc., an                    Director of the Lake
                                                       investment holding                       Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

                                                                                   NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                            TERM OF                                 COMPLEX
                                           OFFICE AND                              OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              BY MANAGING   OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)      GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS          PARTNER     GENERAL PARTNER

Jack E. Nelson (67)           Managing     Managing    President of Nelson            86        Trustee/Director/Managing
423 Country Club Drive        General      General     Investment Planning                      General Partner of funds
Winter Park, FL 32789         Partner      Partner     Services, Inc., a                        in the Fund Complex.
                                           since 2003  financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Managing     Managing    President Emeritus and         88        Trustee/Director/Managing
1126 E. 59th Street           General      General     Honorary Trustee of the                  General Partner of funds
Chicago, IL 60637             Partner      Partner     University of Chicago and                in the Fund Complex.
                                           since 1998  the Adam Smith                           Director of Winston
                                                       Distinguished Service                    Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, P.H.D.    Managing     Managing    Currently with Paladin         86        Trustee/Director/Managing
(62)                          General      General     Capital Group-Paladin                    General Partner of funds
2001 Pennsylvania Avenue      Partner      Partner     Homeland Security Fund                   in the Fund Complex.
Suite 400                                  since 2003  since November 2003.                     Director of Neurogen
Washington, DC 20006                                   Previously, Chief                        Corporation, a
                                                       Communications Officer of                pharmaceutical company,
                                                       the National Academy of                  since January 1998.
                                                       Sciences/National
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and Chief Operating
                                                       Officer from 1993 to
                                                       2001. Director of the
                                                       Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED MANAGING GENERAL PARTNERS:*

                                                                                   NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                            TERM OF                                 COMPLEX
                                           OFFICE AND                              OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              BY MANAGING   OTHER DIRECTORSHIPS
OF INTERESTED MANAGING         HELD WITH      TIME     PRINCIPAL OCCUPATION(S)      GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS          PARTNER     GENERAL PARTNER
Mitchell M. Merin* (50)       Managing     Managing    President and Chief            86        Trustee/Director/Managing
1221 Avenue of the Americas   General      General     Executive Officer of                     General Partner of funds
New York, NY 10020            Partner,     Partner     funds in the Fund                        in the Fund Complex.
                              President    since       Complex. Chairman,
                              and Chief    2003;       President, Chief
                              Executive    President   Executive Officer and
                              Officer      and Chief   Director of the Adviser
                                           Executive   and Van Kampen Advisors
                                           Officer     Inc. since December 2002.
                                           since 2002  Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                   NUMBER OF
                                                                                   FUNDS IN
                                                                                     FUND
                                            TERM OF                                 COMPLEX
                                           OFFICE AND                              OVERSEEN
NAME, AGE AND ADDRESS         POSITION(S)  LENGTH OF                              BY MANAGING   OTHER DIRECTORSHIPS
OF INTERESTED MANAGING         HELD WITH      TIME     PRINCIPAL OCCUPATION(S)      GENERAL     HELD BY MANAGING
GENERAL PARTNER                  FUND        SERVED    DURING PAST 5 YEARS          PARTNER     GENERAL PARTNER

Richard F. Powers, III* (57)  Managing     Managing    Advisory Director of           88        Trustee/Director/Managing
1 Parkview Plaza              General      General     Morgan Stanley. Prior to                 General Partner of funds
P.O. Box 5555                 Partner      Partner     December 2002, Chairman,                 in the Fund Complex.
Oakbrook Terrace, IL 60181                 since 1999  Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Managing     Managing    Partner in the law firm        88        Trustee/Director/Managing
333 West Wacker Drive         General      General     of Skadden, Arps, Slate,                 General Partner of funds
Chicago, IL 60606             Partner      Partner     Meagher & Flom LLP, legal                in the Fund Complex.
                                           since 1998  counsel to funds in the
                                                       Fund Complex.

* Such Managing General Partner is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Adviser and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Adviser and Van Kampen Advisors Inc. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Adviser. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Adviser. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Adviser
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Adviser and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Adviser and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Adviser. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (65)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (47)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the Adviser,
New York, NY 10020                                                 Van Kampen Advisors Inc., the Distributor, Investor Services
                                                                   and certain other subsidiaries of Van Kampen Investments.
                                                                   Managing Director and General Counsel-Mutual Funds of Morgan
                                                                   Stanley Investment Advisors, Inc. Vice President and
                                                                   Secretary of funds in the Fund Complex. Prior to July 2001,
                                                                   Managing Director, General Counsel, Secretary and Director
                                                                   of Van Kampen Investments, the Adviser, the Distributor,
                                                                   Investor Services, and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to December 2000, Executive Vice
                                                                   President, General Counsel, Secretary and Director of Van
                                                                   Kampen Investments, the Adviser, Van Kampen Advisors Inc.,
                                                                   the Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to January
                                                                   1999, Vice President and Associate General Counsel to New
                                                                   York Life Insurance Company ("New York Life"), and prior to
                                                                   March 1997, Associate General Counsel of New York Life.
                                                                   Prior to December 1993, Assistant General Counsel of The
                                                                   Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                                                   Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                                   Attorney at the Securities and Exchange Commission, Division
                                                                   of Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Adviser and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 EXCH ANR 2/04 13719B04-AS-2/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

    (1)      The Fund's Code of Ethics is attached hereto as Exhibit 10A.

    (2)      Not applicable.

    (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES ..............................     $19,290               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES ............     $0                    $230,000 (2)
                        TAX FEES ......................     $ 1,500(3)            $      0 (4)
                        ALL OTHER FEES ................     $0                    $      0
              TOTAL NON-AUDIT FEES ....................     $ 1,500               $230,000

              TOTAL ...................................     $20,790               $230,000



           2002
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES ..............................     $19,200               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES ............     $0                    $95,000 (2)
                        TAX FEES ......................     $ 1,500(3)            $     0 (4)
                        ALL OTHER FEES ................     $0                    $     0
              TOTAL NON-AUDIT FEES ....................     $ 1,500               $95,000

              TOTAL ...................................     $20,700               $95,000


              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of Covered Entities' financial statements.

              (3) Tax Fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

              (4) Tax Fees represent tax compliance services provided in connection with the review of Covered Entities' tax returns.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                          AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.


-------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

         -        Statutory audits or financial audits for the Fund
         - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
         -        Due diligence services pertaining to potential fund mergers
         - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
         - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
         - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
         - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

         -        U.S. federal, state and local tax planning and advice
         -        U.S. federal, state and local tax compliance
         -        International tax planning and advice
         -        International tax compliance
         - Review of federal, state, local and international income, franchise, and other tax returns
         -        Identification of Passive Foreign Investment Companies
         - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
         -        Domestic and foreign tax planning, compliance, and advice
         - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
         - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
         - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
         - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:
         - Bookkeeping or other services related to the accounting records or financial statements of the audit client
         -        Financial information systems design and implementation
         - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
         -        Actuarial services
         -        Internal audit outsourcing services
         -        Management functions
         -        Human resources
         - Broker-dealer, investment adviser or investment banking services
         -        Legal services
         -        Expert services unrelated to the audit

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
         -        Van Kampen Investments, Inc.
         -        Van Kampen Investment Advisory Corporation
         -        Van Kampen Asset Management Inc.
         -        Van Kampen Advisors Inc.
         -        Van Kampen Funds Inc.
         -        Van Kampen Trust Company
         -        Van Kampen Investor Services Inc.
         -        Van Kampen Management Inc.
         -        Morgan Stanley Investment Management Inc.
         -        Morgan Stanley Investments LP
         -        Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Exchange Fund
             ------------------------
By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
   ---------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004